OTHER NON-OPERATING LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-OPERATING LOSSES, NET
Schedule of other non-operating (losses) / gains
Other non-operating (losses) / gains consisted of the following for the years ended December 31:

	2018	2017	2016

Loss from early debt redemption	(30)	(124)	—
Change of fair value of other derivatives	(58)	(13)	(120)
Impairment loss of other financial assets	(2)	(20)	—
Gains relating to past acquisitions and divestments	4	70	21
Other gains / (losses)	18	(10)	17
Other non-operating gain / (loss), net	(68)	(97)	(82)